Intangible assets (Narrative) (Details) - CAD ($)		12 Months Ended			21 Months Ended
	Jul. 01, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2025
Intangible assets
Amortization charge		$ 807,090	$ 947,341
PARA SHOT System
Intangible assets
Amortization charge		788,400	933,541	$ 562,639
PARA SHOT System
Intangible assets
Amortization charge	$ 350,000	$ 788,400	$ 933,541		$ 934,000